ALPS VARIABLE INVESTMENT TRUST

ALPS/RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

(the “Portfolio”)

SUPPLEMENT DATED FEBRUARY 27, 2020
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective February 24, 2020, Wyck Brown is no longer serving as a co-portfolio manager of the Portfolio. Therefore, all references to Wyck Brown in the Portfolio’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information are hereby deleted as of that date.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.